Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jun. 18, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2012